Capital and Other Components of Equity - Additional Information (Details)			12 Months Ended
	May 09, 2017 CAD ($) $ / shares shares	May 09, 2017 USD ($) shares	Mar. 31, 2019 CAD ($) shares $ / shares	Mar. 31, 2018 CAD ($) shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Percentage of dividend issued on paid up capital			5.00%
Liability settled in shares, shares	630,681	630,681
Liability settled in shares, share issue price | $ / shares	$ 1.35
Share issued on settlement of liability, value	$ 858,000	$ 625,000		$ 858,000
Share issue costs | $	$ 9,930
DSU released, shares			135,557	55,944
Share Issue Price Per Share | $ / shares			$ 1.51	$ 1.43
Proceeds from exercise of options | $			$ 1,697,933	$ 256,616
Deferred Stock Units DSU [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued			135,557	55,944
Share Option Exercise
Disclosure Of Classes Of Share Capital [Line Items]
Share Issue Price Per Share | $ / shares			$ 1.62	$ 1.72
Number of options excercised			1,047,523	149,000
Proceeds from exercise of options | $			$ 1,697,933	$ 256,616
Preference shares [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued			0
Number of shares outstanding			0